Fair Value Measurements - Assets and liabilities at fair value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liability	$ 1,856,000	$ 580,500	$ 527,050
Level 1 | Recurring
Assets:
Marketable securities held in trust account	12,895,117	44,709,805	237,984,513
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	920,000	287,500	261,050
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 936,000	$ 293,000	$ 266,000